Income taxes (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Unrecognized deferred income tax assets	R$ 1,603,167	R$ 1,266,126
Recognized deferred tax assets	R$ 392,391